DISPOSAL OF A SUBSIDIARY (Tables)	6 Months Ended
Jun. 30, 2021
Disposal Of Subsidiary
Schedule of net assets

Date of disposal
CNY
(Unaudited)

Other receivables	114,766
Cash and cash equivalents	263
Other payables and accrued liabilities	(1,062)
Taxes payable	(10,200)
Net assets subject to disposal	103,767
Consideration	103,767
Net impact	—

Schedule of cash flow subsidiary

CNY

Cash consideration	—
Cash and bank balances disposed	(263)

Net outflow of cash and cash equivalents included in cash flows from investing activities	(263)